BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - CannaPunch Acquisition (Details)	May 24, 2019 USD ($) EquityInstruments shares	Dec. 31, 2020 USD ($)
Acquisition-date fair value of total consideration transferred [abstract]
Exchangeable stock exchange ratio		1
CannaPunch Acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash	$ 750,000
Debt Payable	2,000,000
Shares Issued	14,120,986
Working Capital Payable	331,812
Total Consideration	$ 17,202,798
Shares Issued, shares | EquityInstruments	898,739
CannaPunch Acquisition | Promissory notes payable CannaPunch Agreement
Acquisition-date fair value of total consideration transferred [abstract]
Promissory note	$ 2,000,000	$ 2,000,000
CannaPunch Acquisition | Exchangeable Shares
Acquisition-date fair value of total consideration transferred [abstract]
Shares issued in connection with purchase price	$ 13,700,000
Shares issued in connection with purchase price, shares | shares	866,668
Shares issued pursuant to an amendment to the definitive agreement	$ 400,000
Shares issued pursuant to an amendment to the definitive agreement, shares | shares	32,071
Exchangeable stock exchange ratio	1
CannaPunch Acquisition | Exchangeable Shares | Bottom of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	6 months
CannaPunch Acquisition | Exchangeable Shares | Top of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	12 months